PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
Depreciation	$ 133	$ 78	$ 265	$ 156	$ 312	$ 0